Equity - Additional Information (Detail) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 $ / shares
Class of Stock [Line Items]
Common Stock shares authorized, unlimited			Unlimited
Common stock shares, outstanding		53,815,631	57,713,836	57,713,836	53,815,631	53,815,631
Increase (decrease) in issued common shares			3,898,205
Common stock, voting rights			One vote for each share
Number of shares under lock-up agreements			5,748,383
Lock Up agreement expiration date			Feb. 07, 2019
Number of shares with expired lock-up period		7,605,315	5,585,927
Special voting Share, voting right			One vote per Class C Unit held
Special voting Share outstanding			1	1
Special voting Share issued			1	1
Special voting per share, dissolution right | $ / shares				$ 1.00
Warrants outstanding			13,402,685	13,402,685
Warrant exercise price | $ / shares								$ 11.50
Forfeiture date of common shares subject to forfeiture			Feb. 07, 2022
Common shares subject to forfeiture			1,675,336	1,675,336
Minimum closing price of common shares subject to forfeiture | $ / shares								$ 13.00
Dividend paid per common share | $ / shares				$ 0.02		$ 0.02
Dividends payable, date to be Paid			Dec. 31, 2018		Dec. 31, 2017
Dividends payable, date Declared			Apr. 02, 2018		Mar. 21, 2017
Dividends payable, date of Record			Apr. 16, 2018		Apr. 28, 2017
Common Share issued through dividend reinvestment plan			34,734		17,416
Purchase price as a percentage of market price			95.00%
Cash dividend | $			$ 7,573		$ 537		$ 7,116
Trilogy LLC
Class of Stock [Line Items]
Equity ownership percentage by parent			68.70%	68.70%
Increase in ownership percentage			4.20%
Class C Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares	40,480	111,622	(3,320,504)		(9,478,374)
Number of shares under lock-up agreements			8,677,753
Lock Up agreement expiration date			Feb. 07, 2019
Number of shares with expired lock-up period		22,004,964	8,697,835
Distribution in units			137,256		85,663
Common units outstanding			26,343,909	26,343,909
Restricted stock granted to employees			144,098
Class C Units | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Vesting period			4 years
Class A Units
Class of Stock [Line Items]
Common units outstanding			157,682,319	157,682,319
Class B Units
Class of Stock [Line Items]
Increase (decrease) in issued common shares		9,638,482	3,898,205
Common units outstanding			57,713,836	57,713,836
Shareholders that did not participate in the dividend reinvestment plan
Class of Stock [Line Items]
Cash dividend | $			$ 700		$ 500
Other current liabilities and accrued expenses | Warrants
Class of Stock [Line Items]
Warrant liability | $		$ 6,600	$ 100	$ 100	$ 6,600	$ 6,600